Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net income	$ 2,812	$ 3,315	$ 2,732
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	383	(275)	370
Available-for-sale securities:
Net unrealized gains (losses) arising during the year	3	(3)	13
Reclassification adjustments for net (gains) losses included in net income	1	5	(15)
Unrealized gains (losses) on available-for-sale securities	4	2	(2)
Pension and other postretirement plans:
Prior service costs arising during the year	(36)	(23)	(54)
Net actuarial gains (losses) arising during the year	(601)	(593)	124
Amortization of prior service costs included in net income	30	22	12
Amortization of net actuarial losses included in net income	70	44	62
Amortization of transition liability included in net income		1	1
Pension and other postretirement plan adjustments	(537)	(549)	145
Cash flow hedge derivatives:
Net unrealized gains (losses) arising during the year	53	(19)	91
Reclassification adjustments for net (gains) losses included in net income	(28)	(61)	(19)
Unrealized gains (losses) of cash flow hedge derivatives	25	(80)	72
Total other comprehensive income (loss), net of tax	(125)	(902)	585
Total comprehensive income, net of tax	2,687	2,413	3,317
Comprehensive income attributable to noncontrolling interests, net of tax	(98)	(136)	(189)
Total comprehensive income, net of tax, attributable to ABB	$ 2,589	$ 2,277	$ 3,128